Income Tax Expense (Details) - Schedule of Movement in Valuation Allowance - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Schedule of Movement in Valuation Allowance [Abstract]
Beginning balance	¥ 179,459	¥ 84,053	¥ 81,555
Additions	58,846	173,366	10,289
Decrease from disposal of subsidiaries	(74)	(8,244)
Reversal	(10,360)	(38,515)	(7,791)
Expired	(349)	(31,201)
Ending balance	¥ 227,522	¥ 179,459	¥ 84,053